Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 28,767	$ 21,372
Rent payable	168	527
Professional fees payable	980	605
Total accounts payable	$ 29,915	$ 22,504